Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Software	1,277,753	1,277,753	164,166
Trademarks (note (a))	15,023,180	15,023,180	1,930,181
Total	16,300,933	16,300,933	2,094,347
Less: accumulated amortization	(2,759,491)	(5,256,495)	(675,355)
Intangible assets, net	13,541,442	11,044,438	1,418,992

Note (a):

On May 29, 2024, the Company entered into assets purchase agreement with a company controlled by Ms. Siu, Neo-Concept (Holdings) Company Limited, to purchase the trademark at a consideration of HKD15,023,180 (US$1,930,181). The trademarks are brand names which filed in Hong Kong, the Mainland China, the European Union, the US, Qatar and the United Arab Emirates.

Amortization recognized for the years ended December 31, 2023, 2024, and 2025 were HKD112,049, HKD1,481,738 and HKD2,497,004 (US$320,816), respectively.